NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES - Schedule of Accounts receivable, net (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Accounts receivable related parties	$ 1,154,089	$ 482,900
Less: Allowance for doubtful accounts	(57,705)	(24,145)
Accounts receivable, net	$ 1,096,384	$ 458,755